UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Riverside Advisors, LLC
Address:  3280 Peachtree Road, NE  Suite 2670
          Atlanta, Georgia  30305

Form 13F File Number:  28-10856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Simmons
Title:    Chief Compliance Officer
Phone:    (404) 949-3101

Signature, Place, and Date of Signing:

      /s/ Brian Simmons              Atlanta, Georgia           February 8, 2013
      -----------------              ----------------           ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           30
                                         -----------

Form 13F Information Table Value Total:  $   108,784
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
AETNA INC                                COM      00817Y108       3,734      80,640 SH       SOLE                 80,640
APPLE COMPUTER INC                       COM      037833100       2,203       4,140 SH       SOLE                  4,140
BANCO LATINOAMERICANO DE COME            COM      P16994132       1,371      63,600 SH       SOLE                 63,600
CA INC                                   COM      12673P105       2,619     119,140 SH       SOLE                119,140
CELGENE CORP                             COM      151020104       3,327      42,400 SH       SOLE                 42,400
CIGNA CORP                               COM      125509109       2,991      55,940 SH       SOLE                 55,940
CIRRUS LOGIC INC                         COM      172755100       4,366     150,700 SH       SOLE                150,700
Cisco Systems Inc                        COM      17275R102       4,764     242,450 SH       SOLE                242,450
CONOCOPHILLIPS                           COM      20825C104       2,683      46,270 SH       SOLE                 46,270
CREDICORP LTD                            COM      G2519Y108       4,845      33,060 SH       SOLE                 33,060
CVS CAREMARK CORPORATION                 COM      126650100       4,389      90,780 SH       SOLE                 90,780
DOLLAR GEN CORP NEW                      COM      256677105       3,960      89,820 SH       SOLE                 89,820
DR PEPPER SNAPPLE GROUP INC              COM      26138E109       2,579      58,370 SH       SOLE                 58,370
GENERAL DYNAMICS CORP                    COM      369550108       3,285      47,430 SH       SOLE                 47,430
HCC INS HLDGS INC                        COM      404132102       3,029      81,390 SH       SOLE                 81,390
INTEL CORP                               COM      458140100       3,576     173,430 SH       SOLE                173,430
Lowe's Companies                         COM      548661107       4,165     117,250 SH       SOLE                117,250
MASTERCARD INC CLASS A                   COM      57636Q104       4,480       9,120 SH       SOLE                  9,120
MCKESSON CORP                            COM      58155Q103       4,484      46,250 SH       SOLE                 46,250
MEDTRONIC INC                            COM      585055106       2,777      67,700 SH       SOLE                 67,700
NETAPP INC                               COM      64110D104       4,708     140,330 SH       SOLE                140,330
ORACLE CORP                              COM      009716173       7,903     237,180 SH       SOLE                237,180
STEPAN CO                                COM      858586100       3,656      65,822 SH       SOLE                 65,822
Time Warner Inc.                         COM      887317303       3,669      76,700 SH       SOLE                 76,700
UNION PAC CORP                           COM      907818108       3,788      30,130 SH       SOLE                 30,130
UnitedHealth Group Incorporated          COM      91324P102       3,049      56,220 SH       SOLE                 56,220
UNUM GROUP                               COM      91529Y106       3,325     159,680 SH       SOLE                159,680
VIACOM INC NEW                           COM      92553P201       3,934      74,600 SH       SOLE                 74,600
WALGREEN CO                              COM      931422109       3,091      83,520 SH       SOLE                 83,520
WILEY JOHN & SONS INC                    COM      968223206       2,033      52,210 SH       SOLE                 52,210